K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

April 6, 2022

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Carillon Series Trust

Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of Carillon Series Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is the Trust’s registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Letter to Shareholders of the Carillon ClariVest International Fund (the “Acquired Fund”), a series of the Trust; Questions and Answers; a Combined Information Statement and Prospectus; and a Statement of Additional Information.  At a meeting held on November 19, 2021, the Board of Trustees of the Trust approved the reorganization of the Acquired Fund into the Carillon ClariVest International Stock Fund (the "Reorganization").  Carillon ClariVest International Stock Fund also is a series of the Trust.  The Reorganization does not require a shareholder vote.
Pursuant to Rule 488 under the 1933 Act, it is proposed that this Registration Statement become effective 30 days after filing.
This transmission contains a conformed signature page.  The manually signed original of this document will be maintained at the offices of Carillon Series Trust.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber

cc:     Susan L. Walzer
Carillon Tower Advisers, Inc.